Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.6%)
Activision Blizzard, Inc.	27,895	2,387
Alphabet, Inc. - Class A *	259,117	26,878
AT&T, Inc.	274,402	5,282
Meta Platforms, Inc. - Class A *	87,042	18,448
Omnicom Group, Inc.	46,681	4,404
Spotify Technology SA *	13,631	1,821
T-Mobile US, Inc. *	32,924	4,769
The Walt Disney Co. *	56,623	5,670

Total		69,659

Consumer Discretionary (10.5%)
Airbnb, Inc. *	40,634	5,055
Amazon.com, Inc. *	234,193	24,190
D.R. Horton, Inc.	9,983	975
Etsy, Inc. *	42,687	4,752
Ford Motor Co.	68,202	859
Lennar Corp. - Class A	15,682	1,648
Marriott International, Inc. - Class A	22,016	3,656
MGM Resorts International	59,386	2,638
NIKE, Inc. - Class B	58,028	7,117
Tesla, Inc. *	13,708	2,844
The TJX Cos., Inc.	116,962	9,165

Total		62,899

Consumer Staples (7.0%)
Constellation Brands, Inc. - Class A	18,782	4,243
The Estee Lauder Cos., Inc. - Class A	13,135	3,237
The Hershey Co.	23,395	5,952
Monster Beverage Corp. *	134,710	7,276
Philip Morris International, Inc.	80,799	7,858
Sysco Corp.	172,130	13,293

Total		41,859

Energy (5.4%)
BP PLC, ADR	247,950	9,407
ConocoPhillips	58,812	5,835
Diamondback Energy, Inc.	7,074	956
EOG Resources, Inc.	13,355	1,531
Marathon Petroleum Corp.	33,359	4,498
Schlumberger, Ltd.	40,719	1,999
Shell PLC	140,768	8,100

Total		32,326

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials (12.7%)
American Express Co.	37,050	6,111
American International Group, Inc.	39,448	1,987
Arch Capital Group, Ltd. *	41,077	2,788
Ares Management Corp. - Class A	101,523	8,471
Berkshire Hathaway, Inc. - Class B *	5,983	1,847
Block, Inc. - Class A *	57,091	3,919
Chubb, Ltd.	15,723	3,053
Equitable Holdings, Inc.	44,543	1,131
FLEETCOR Technologies, Inc. *	12,050	2,541
Global Payments, Inc.	38,221	4,022
The Goldman Sachs Group, Inc.	15,328	5,014
JPMorgan Chase & Co.	29,252	3,812
Marsh & McLennan Cos., Inc.	24,770	4,125
MetLife, Inc.	35,411	2,052
Morgan Stanley	104,281	9,156
MSCI, Inc.	10,063	5,632
PayPal Holdings, Inc. *	41,988	3,189
The Progressive Corp.	18,628	2,665
Visa, Inc. - Class A	20,055	4,522

Total		76,037

Health Care (15.9%)
Abbott Laboratories	36,600	3,706
Agilent Technologies, Inc.	23,296	3,223
Alnylam Pharmaceuticals, Inc. *	3,502	701
AmerisourceBergen Corp.	16,456	2,635
AstraZeneca PLC, ADR	72,844	5,056
Biogen, Inc. *	6,120	1,702
Boston Scientific Corp. *	76,648	3,835
Centene Corp. *	55,039	3,479
Danaher Corp.	21,848	5,507
Dexcom, Inc. *	14,309	1,662
Edwards Lifesciences Corp. *	32,793	2,713
Elevance Health, Inc.	4,918	2,261
Eli Lilly & Co.	30,642	10,523
GSK PLC, ADR	43,900	1,562
HCA Healthcare, Inc.	8,897	2,346
Humana, Inc.	6,833	3,317
Illumina, Inc. *	7,742	1,800
Incyte Corp. *	5,076	367
Insulet Corp. *	4,751	1,515

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Laboratory Corp. of America Holdings	5,364	1,231
Merck & Co., Inc.	67,072	7,136
Moderna, Inc. *	3,170	487
Molina Healthcare, Inc. *	7,061	1,889
Novartis AG, ADR	16,715	1,538
Pfizer, Inc.	170,666	6,963
Regeneron Pharmaceuticals, Inc. *	2,491	2,047
Seagen, Inc. *	7,756	1,570
Stryker Corp.	13,241	3,780
UnitedHealth Group, Inc.	10,549	4,985
Vertex Pharmaceuticals, Inc. *	8,662	2,729
Zoetis, Inc.	18,737	3,119

Total		95,384

Industrials (8.5%)
AMETEK, Inc.	19,082	2,773
The Boeing Co. *	11,153	2,369
Builders FirstSource, Inc. *	42,328	3,758
C.H. Robinson Worldwide, Inc.	32,734	3,253
Caterpillar, Inc.	5,821	1,332
Deere & Co.	1,537	635
Delta Air Lines, Inc. *	12,484	436
Emerson Electric Co.	8,985	783
Equifax, Inc.	5,831	1,183
FedEx Corp.	5,923	1,353
Fortive Corp.	36,557	2,492
General Dynamics Corp.	16,007	3,653
Honeywell International, Inc.	11,130	2,127
Ingersoll-Rand, Inc.	26,859	1,563
Johnson Controls International PLC	40,808	2,458
Lockheed Martin Corp.	7,652	3,617
PACCAR, Inc.	48,366	3,540
Raytheon Technologies Corp.	48,008	4,701
Southwest Airlines Co.	67,206	2,187
United Rentals, Inc.	439	174
Waste Connections, Inc.	11,124	1,547
Westinghouse Air Brake Technologies Corp.	50,864	5,140

Total		51,074

Large Cap Core Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology (19.6%)
Advanced Micro Devices, Inc. *	71,162	6,975
Apple, Inc.	123,189	20,314
Arista Networks, Inc. *	13,746	2,307
Ceridian HCM Holding, Inc. *	50,869	3,725
GoDaddy, Inc. *	31,079	2,415
HashiCorp, Inc. - Class A *	25,634	751
HubSpot, Inc. *	1,833	786
KLA Corp.	9,609	3,836
Marvell Technology, Inc.	21,956	951
Micron Technology, Inc.	33,248	2,006
Microsoft Corp.	130,507	37,625
NVIDIA Corp.	13,842	3,845
Okta, Inc. *	4,151	358
ON Semiconductor Corp. *	34,010	2,800
Palo Alto Networks, Inc. *	6,496	1,297
Qualtrics International, Inc. - Class A *	32,142	573
Salesforce, Inc. *	21,502	4,296
SentinelOne, Inc. *	11,976	196
ServiceNow, Inc. *	6,521	3,030
Snowflake, Inc. *	4,018	620
Teradyne, Inc.	28,874	3,104
Texas Instruments, Inc.	42,913	7,982
VeriSign, Inc. *	29,434	6,220
Workday, Inc. - Class A *	8,308	1,716

Total		117,728

Materials (2.6%)
Ball Corp.	17,875	985
Celanese Corp. - Class A	24,344	2,651
Crown Holdings, Inc.	13,913	1,151
FMC Corp.	30,316	3,702
Linde PLC	13,429	4,773
PPG Industries, Inc.	19,206	2,566

Total		15,828

Real Estate (1.8%)
CBRE Group, Inc. - Class A *	28,355	2,064
Prologis, Inc.	24,973	3,116
Sun Communities, Inc.	18,346	2,585
Welltower, Inc.	39,800	2,853

Total		10,618

Utilities (3.4%)
Atmos Energy Corp.	23,525	2,643
Edison International	43,916	3,100
Exelon Corp.	83,539	3,500
NextEra Energy, Inc.	45,946	3,542
PG&E Corp. *	255,783	4,136

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
The Southern Co.	48,840	3,398

Total		20,319

Total Common Stocks (Cost: $513,899)		593,731

Total Investments (99.0%) (Cost: $513,899)@		593,731

Other Assets, Less Liabilities (1.0%)		6,248

Net Assets (100.0%)		599,979

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $513,899 and the net unrealized appreciation of investments based on that cost was $79,832 which is comprised of $98,605 aggregate gross unrealized appreciation and $18,773 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$593,731	$—	$—

Total Assets:	$593,731	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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